INVESTMENT IN PHI (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Schedule of Summarized Financial Information for Associates
Both are incorporated and operate in Israel. Set out below is summarized financial information for the associates which are accounted for by the Group using the equity method.

	As at December 31
	2016	2017
	NIS in millions	NIS in millions
Current assets	122	119
Non-current assets	115	218
Current liabilities	110	117
Non-current liabilities	125	218
Net assets	2	2

Supplemental information relating to associates:
Commitments for operating leases and operating expenses	364	443
Commitments to purchase fixed assets	3	2
Guarantees made to third parties		1

	Year ended December 31
	2016	2017
	NIS in millions	NIS in millions

Summarized statement of income
Revenue	432	477
Pre-tax Profit	*	-
After-tax profit	*	-
Total comprehensive income	*	-

Reconciliation to carrying amount:
Opening net assets of PHI	2	2
Profit for the period	*	-
Closing net assets of PHI	2	2
Carrying amount: Group's share (50%)	1	1

* Representing an amount of less than NIS 1 million.